ABRDN FUNDS

abrdn Intermediate Municipal Income Fund

(the “Fund”)

Supplement dated June 12, 2025 to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, each dated February 28, 2025, as supplemented to date

Effectively immediately, the Fund no longer offers Institutional Service Class shares.

Please retain this supplement for future reference.